UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 230 East Ohio, Suite 210
         Chicago, IL  60611

13F File Number:  028-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

 /s/    Glenn Kleczka     Chicago, IL     May 9, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    59

Form 13F Information Table Value Total:    $68,695 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     1183    36060 SH       SOLE                    16660        0    19400
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102      973   145059 SH       SOLE                    66918        0    78141
AMERICAN EQTY INVT LIFE HLD    COM              025676206     1527   102540 SH       SOLE                    47406        0    55134
APOLLO COML REAL EST FIN INC   COM              03762U105     1385    78730 SH       SOLE                    36430        0    42300
ARES CAP CORP                  COM              04010L103     1774    98000 SH       SOLE                    45290        0    52710
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     1904    51890 SH       SOLE                    23990        0    27900
AURICO GOLD INC                COM              05155C105      386    61370 SH       SOLE                    28230        0    33140
AVISTA CORP                    COM              05379B107     1380    50370 SH       SOLE                    23290        0    27080
AVNET INC                      COM              053807103     1211    33460 SH       SOLE                    15460        0    18000
BELDEN INC                     COM              077454106     1746    33810 SH       SOLE                    15630        0    18180
BIO RAD LABS INC               CL A             090572207     1041     8260 SH       SOLE                     3820        0     4440
BRINKER INTL INC               COM              109641100     1396    37080 SH       SOLE                    17109        0    19971
CINEMARK HOLDINGS INC          COM              17243V102      939    31900 SH       SOLE                    14730        0    17170
CMS ENERGY CORP                COM              125896100     1655    59230 SH       SOLE                    27390        0    31840
COLUMBUS MCKINNON CORP N Y     COM              199333105      676    35100 SH       SOLE                    16160        0    18940
COMSTOCK RES INC               COM NEW          205768203      765    47050 SH       SOLE                    21820        0    25230
COUSINS PPTYS INC              COM              222795106     1502   140527 SH       SOLE                    64887        0    75640
CROWN HOLDINGS INC             COM              228368106     1762    42350 SH       SOLE                    19580        0    22770
DEAN FOODS CO NEW              COM              242370104      774    42680 SH       SOLE                    19740        0    22940
DELUXE CORP                    COM              248019101     1830    44200 SH       SOLE                    20440        0    23760
DIGITALGLOBE INC               COM NEW          25389M877     1210    41850 SH       SOLE                    19330        0    22520
ENPRO INDS INC                 COM              29355X107     1546    30220 SH       SOLE                    13960        0    16260
FLEXTRONICS INTL LTD           ORD              Y2573F102     1352   200002 SH       SOLE                    92239        0   107763
FOREST OIL CORP                COM PAR $0.01    346091705      279    53070 SH       SOLE                    24370        0    28700
FREIGHTCAR AMER INC            COM              357023100      445    20390 SH       SOLE                     9380        0    11010
FRESH DEL MONTE PRODUCE INC    ORD              G36738105      764    28332 SH       SOLE                    13124        0    15208
HAIN CELESTIAL GROUP INC       COM              405217100     1097    17960 SH       SOLE                     8290        0     9670
HANCOCK HLDG CO                COM              410120109     1096    35440 SH       SOLE                    16390        0    19050
HUDSON PAC PPTYS INC           COM              444097109     1155    53124 SH       SOLE                    24558        0    28566
INVESCO MORTGAGE CAPITAL INC   COM              46131b100      679    31750 SH       SOLE                    14600        0    17150
JONES GROUP INC                COM              48020T101      919    72250 SH       SOLE                    33370        0    38880
KELLY SVCS INC                 CL A             488152208      962    51480 SH       SOLE                    23860        0    27620
KEYW HLDG CORP                 COM              493723100      474    29370 SH       SOLE                    13530        0    15840
LITTELFUSE INC                 COM              537008104     1463    21563 SH       SOLE                     9973        0    11590
LOUISIANA PAC CORP             COM              546347105     1415    65530 SH       SOLE                    30300        0    35230
LUXFER HLDGS PLC               SPONSORED ADR    550678106     1160    74890 SH       SOLE                    34620        0    40270
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203     2289   132230 SH       SOLE                    61140        0    71090
MATRIX SVC CO                  COM              576853105     1009    67730 SH       SOLE                    31401        0    36329
MB FINANCIAL INC NEW           COM              55264U108      790    32690 SH       SOLE                    15130        0    17560
MEREDITH CORP                  COM              589433101     1121    29288 SH       SOLE                    13527        0    15761
MFA FINANCIAL INC              COM              55272X102      690    74070 SH       SOLE                    34210        0    39860
NATIONAL PENN BANCSHARES INC   COM              637138108     1313   122827 SH       SOLE                    56768        0    66059
NAVISTAR INTL CORP NEW         COM              63934E108     1733    50130 SH       SOLE                    23180        0    26950
NEWELL RUBBERMAID INC          COM              651229106     1631    62495 SH       SOLE                    28891        0    33604
OCH ZIFF CAP MGMT GROUP        CL A             67551u105     1373   146880 SH       SOLE                    67740        0    79140
OLD NATL BANCORP IND           COM              680033107     1318    95890 SH       SOLE                    44260        0    51630
OMNICARE INC                   COM              681904108     1060    26030 SH       SOLE                    12020        0    14010
PATTERSON UTI ENERGY INC       COM              703481101      667    27990 SH       SOLE                    12960        0    15030
PEBBLEBROOK HOTEL TR           COM              70509V100      806    31270 SH       SOLE                    14440        0    16830
PORTLAND GEN ELEC CO           COM NEW          736508847     1167    38470 SH       SOLE                    17790        0    20680
PRIVATEBANCORP INC             COM              742962103     1045    55340 SH       SOLE                    25550        0    29790
PULTE GROUP INC                COM              745867101     1519    75050 SH       SOLE                    34730        0    40320
REGAL BELOIT CORP              COM              758750103     1624    19910 SH       SOLE                     9200        0    10710
REGAL ENTMT GROUP              CL A             758766109     1151    69020 SH       SOLE                    31860        0    37160
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109      784    41300 SH       SOLE                    19110        0    22190
STAGE STORES INC               COM NEW          85254C305      822    31750 SH       SOLE                    14620        0    17130
STEEL DYNAMICS INC             COM              858119100      727    45800 SH       SOLE                    21090        0    24710
TECH DATA CORP                 COM              878237106     1385    30380 SH       SOLE                    14050        0    16330
TOWER GROUP INTL LTD           COM              G8988C105      846    45861 SH       SOLE                    22024        0    23837